Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended	60 Months Ended	103 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000186128
Average Annual Return [Line Items]
Average Annual Return, Percent	12.41%		5.58%	7.07%
Without Sales Load [Member] | C000247283
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%	12.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	5.00%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%		5.35%	6.36%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%	11.47%